CONDENSED INTERIM BALANCE SHEETS (Unaudited) (Parentheticals) - ₪ / shares	Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Ordinary shares, par value (in New Shekels per share)	₪ 0.02	₪ 0.02
Ordinary shares, shares authorized (in Shares)	200,000,000	200,000,000
Ordinary shares, shares issued (in Shares)	29,162,475	19,666,030
Ordinary shares, shares outstanding (in Shares)	29,162,475	19,666,030